Derivative financial instruments (Tables)	6 Months Ended
Dec. 31, 2025
Derivative financial instruments.
Schedule of derivative financial instruments

	31 December 2025		30 June 2025		31 December 2024
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000	£’000	£’000
Used for hedging:
Forward foreign exchange contracts	—	(2,730)	472	(5,875)	—	(7,737)
At fair value through profit or loss:
Embedded foreign exchange derivatives	2	(122)	—	(127)	611	—
	2	(2,852)	472	(6,002)	611	(7,737)
Less non-current portion:
Used for hedging:
Forward foreign exchange contracts	—	(620)	—	(2,599)	—	(3,179)
At fair value through profit or loss:
Embedded foreign exchange derivatives	—	—	—	—	364	—
Non-current derivative financial instruments	—	(620)	—	(2,599)	364	(3,179)
Current derivative financial instruments	2	(2,232)	472	(3,403)	247	(4,558)